INVENTORIES - Inventory Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Inventory impairment charges	$ 199	$ 21
Lagunas Norte
Disclosure of operating segments [line items]
Inventory impairment charges	166	0
Lumwana
Disclosure of operating segments [line items]
Inventory impairment charges	18	0
Pierina
Disclosure of operating segments [line items]
Inventory impairment charges	10	6
Porgera
Disclosure of operating segments [line items]
Inventory impairment charges	1	4
Pierina
Disclosure of operating segments [line items]
Inventory impairment charges	$ 4	$ 11